Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility		63.00%
Expected volatility, minimum	64.00%
Expected volatility, maximum	69.00%
Risk free interest rate	1.74%
Risk-free interest rate, minimum		0.84%
Risk-free interest rate, maximum		0.92%
Expected life (years)	6 years 4 months 24 days
Vesting period (years)	4 years	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 4 months 24 days